Statements of Changes in Shareholders’ Deficit (Parentheticals)	5 Months Ended
Dec. 31, 2020 shares
Statement of Stockholders' Equity [Abstract]
Net of underwriting discounts and offering costs	11,500,000
Sale of private placement shares	430,000